July 1, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

ING Prime Rate Trust

(SEC File Nos. 333-161327, 811-05410)

(SEC File Nos. 333-161328, 811-05410)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”) this is to certify that the Prospectuses and the Statement of Additional Information that would be filed pursuant to 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-2 filed on June 28, 2011.

Please contact Kim Springer at (480) 477-2674 or the undersigned at (480) 477-2650 if you have any questions or comments.

Regards,

/s/ Kristen Freeman

Kristen Freeman

Vice President and Counsel

ING Investment Management – ING Funds

cc:

Jeffrey S. Puretz, Esq.

Dechert LLP

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com	ING Investments, LLC